Research and Development (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Research and Development Expense [Abstract]
Research And Development
The R&D expenses are comprised of the following items:

	Three Months Ended March 31,
	2022	2021
Outsourced service (i)	$8,145,863	$458,417
Employees’ compensation	756,368	1,362,277
Other expenses	191,527	17,440
Travel & entertainment	20,929	21,891
Test devices and mock-ups	—	31,626

Total	$9,114,687	$1,891,651

(i)	Out of $8,145,863, 2022 Outsourced Service, $7,336,164 was charged from related parties under the MSA contracts (refer to footnote 4).

The R&D expenses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
Employees’ compensation	$7,278,999	$4,833,957	$3,083,337
Outsourced service	5,100,980	1,241,479	2,372,248
Test devices and mock-ups	524,062	2,049,390	14,598
Other expenses	265,243	193,250	292,688
Travel & entertainment	110,496	39,967	184,423

Total	$13,279,780	$8,358,043	$5,947,294